RELATED PARTIES - Summary of Balances With Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Operating results	$ 607.6	$ 667.5	$ 314.5
Financial results	359.0	354.6	164.3
Total for all related parties
Disclosure of transactions between related parties [line items]
Operating results	(6.1)	36.5	(3.1)
Financial results	9.2	(18.4)	(2.7)
Águas Azuis Construção Naval SPE Ltda. | Total for all related parties
Disclosure of transactions between related parties [line items]
Operating results	9.8	61.3	6.6
Banco do Brasil S.A. | Total for all related parties
Disclosure of transactions between related parties [line items]
Financial results	13.9	12.1	15.0
BNDES | Total for all related parties
Disclosure of transactions between related parties [line items]
Financial results	(12.1)	(34.9)	(20.2)
Caixa Econômica Federal | Total for all related parties
Disclosure of transactions between related parties [line items]
Operating results	0.0
Financial results	0.0
Comando da Aeronáutica | Total for all related parties
Disclosure of transactions between related parties [line items]
Operating results	0.9	(7.4)	8.8
Embraer Prev - Soc. Previdência Complementar | Total for all related parties
Disclosure of transactions between related parties [line items]
Operating results	(18.2)	(16.0)	(17.3)
Exército Brasileiro | Total for all related parties
Disclosure of transactions between related parties [line items]
Operating results	1.5	(0.1)	0.1
Marinha do Brasil | Total for all related parties
Disclosure of transactions between related parties [line items]
Operating results	(1.0)	(2.6)	(1.3)
EZ Air Interior Limited | Total for all related parties
Disclosure of transactions between related parties [line items]
Operating results	0.0
Financial results	0.0
Governo Brasileiro | Total for all related parties
Disclosure of transactions between related parties [line items]
Financial results	7.9	4.4	2.6
FINEP | Total for all related parties
Disclosure of transactions between related parties [line items]
Financial results	(0.5)		$ (0.1)
Nidec Aerospace, LLC. | Total for all related parties
Disclosure of transactions between related parties [line items]
Operating results	$ 0.9	$ 1.3